Note A - The Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31,	December 31,
	2023	2022
Accounts receivable	$3,985,988	$2,096,569
Allowance for doubtful accounts	(623,785)	(573,785)
Accounts receivable, net of allowances for doubtful accounts	$3,362,203	$1,522,784

	December 31,
	2022	2021

Accounts receivable	$2,096,569	$1,234,411
Loss on foreign currency	-	(50,000)
Allowance for doubtful accounts	(573,785)	(213,785)
Accounts receivable, net of allowances for doubtful accounts	$1,522,784	$970,626
	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions from Reserves	Balance at End of Year

Year ended December 31, 2022 Allowance for Doubtful Accounts	$213,785	$360,000	$-	$573,785
Year ended December 31, 2021 Allowance for Doubtful Accounts	$1,733,785	$200,000	$(1,720,000)	$213,785

Useful Lives of Property Plan and Equipment [Table Text Block]
	Years
Equipment and leasehold improvements
Equipment	3	-	5
Furniture and fixtures	3	-	5
Software		3
Leasehold improvements	life or lease term

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2023	2022

Selling, general and administrative	$55,453	$92,426
Research, development and engineering	15,922	17,271
	$71,375	$109,697

	Year ended December 31,
	2022	2021

Selling, general and administrative	$310,017	$269,368
Research, development and engineering	77,890	45,347
	$387,907	$314,715

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Total	Level 1	Level 2	Level 3
Convertible note at fair value	$2,596,203	$-	$-	$2,596,203

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Beginning balance	$-
Purchases and issuances	2,200,000
Day one loss on value of hybrid instrument	396,203
Ending balance	$2,259,203